DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Schedule of Deferred Acquisition Costs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Deferred acquisition costs, beginning of period	$ 776
Deferred acquisition costs, end of period	1,111
VOBA
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Acquisition from business combination	273
Direct Business Written
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Deferred acquisition costs, beginning of period	776	$ 0
Acquisition from business combination	273	0
Costs capitalized under reinsurance contracts	118	0
Amortization and other	(56)	0
Deferred acquisition costs, end of period	$ 1,111	$ 0